Schedule of Property and Equipment (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 2,747,424	$ 2,756,325	$ 2,623,472
Less accumulated depreciation	(1,802,417)	(1,729,541)	(1,270,808)
Property plant and equipment Net	945,007	1,026,784	1,352,664
Lab Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,314,060	1,284,626	1,211,476
Computer Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	165,415	182,266	166,149
Computer Software
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	299,227	302,549	289,278
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	184,233	184,233	178,886
Tenant Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	763,898	763,898	738,930
Other Office Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 20,591	$ 38,753	$ 38,753